Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
NOTE 17	Stock-Based Compensation

As part of its employee and director compensation programs, the Company currently may grant certain stock awards under the provisions of its stock incentive plan. The plan provides for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plan provides for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, or options to buy the Company’s common stock, based on the conversion terms of the various merger agreements. At December 31, 2017, there were 37 million shares (subject to adjustment for forfeitures) available for grant under the Company’s stock incentive plan.

Stock Option Awards

The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2017
Number outstanding at beginning of period	17,059,241	$29.95
Granted	1,066,188	54.97
Exercised	(5,389,741)	29.58
Cancelled(a)	(67,221)	43.31

Number outstanding at end of period(b)	12,668,467	$32.15	4.5	$272
Exercisable at end of period	9,647,937	$27.87	3.3	$248

2016
Number outstanding at beginning of period	25,725,708	$29.82
Granted	1,644,288	39.50
Exercised	(10,163,668)	31.09
Cancelled(a)	(147,087)	35.18

Number outstanding at end of period(b)	17,059,241	$29.95	4.1	$365
Exercisable at end of period	13,856,142	$27.53	3.1	$330

2015
Number outstanding at beginning of period	33,649,198	$29.31
Granted	1,122,697	44.28
Exercised	(8,721,834)	29.59
Cancelled(a)	(324,353)	32.93

Number outstanding at end of period(b)	25,725,708	$29.82	3.6	$331
Exercisable at end of period	22,446,095	$28.68	3.0	$314
(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from the actual fair value of the employee stock options. The following table includes the weighted-average estimated fair value of stock options granted and the assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2017	2016	2015
Estimated fair value	$14.66	$10.28	$12.23
Risk-free interest rates	2.0%	1.3%	1.7%
Dividend yield	2.6%	2.6%	2.6%
Stock volatility factor	.35	.36	.37
Expected life of options (in years)	5.5	5.5	5.5

Expected stock volatility is based on several factors including the historical volatility of the Company’s common stock, implied volatility determined from traded options and other factors. The Company uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Company’s expected dividend yield over the life of the options.

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Fair value of options vested	$13	$18	$25
Intrinsic value of options exercised	127	138	130
Cash received from options exercised	159	316	257
Tax benefit realized from options exercised	49	53	50

To satisfy option exercises, the Company predominantly uses treasury stock.

Additional information regarding stock options outstanding as of December 31, 2017, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $20.00	1,562,979	1.2	$11.95	1,562,979	$11.95
$20.01 – $25.00	1,363,504	2.2	23.85	1,363,504	23.85
$25.01 – $30.00	3,661,570	3.4	28.21	3,661,570	28.21
$30.01 – $35.00	1,519,505	2.6	33.37	1,519,505	33.37
$35.01 – $40.00	1,534,333	8.1	39.49	355,492	39.49
$40.01 – $45.00	1,971,691	6.6	42.33	1,184,802	41.92
$50.01 – $55.01	1,054,885	9.1	54.97	85	55.01
	12,668,467	4.5	$32.15	9,647,937	$27.87

Restricted Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2017		2016		2015
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	8,265,507	$39.50	6,894,831	$38.44	7,921,571	$34.09
Granted	2,850,927	54.45	4,879,421	39.65	2,897,396	44.24
Vested	(3,295,376)	40.66	(3,069,035)	37.25	(3,428,736)	33.27
Cancelled	(374,103)	43.91	(439,710)	40.18	(495,400)	38.66
Outstanding at end of period	7,446,955	$44.49	8,265,507	$39.50	6,894,831	$38.44

The total fair value of shares vested was $180 million, $128 million and $152 million for the years ended December 31, 2017, 2016 and 2015, respectively. Stock-based compensation expense was $163 million, $150 million and $125 million for the years ended December 31, 2017, 2016 and 2015, respectively. On an after-tax basis, stock-based compensation was $101 million, $93 million and $78 million for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, there was $191 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 2.5 years as compensation expense.